Borrowings and Debt Securities - Summary of Borrowings And Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Borrowings and Debt Securities
Short-term borrowings	₩ 9,979,420	₩ 9,122,792
Current portion of long-term borrowings	8,744,156	8,434,330
Current portion of debt securities	27,173,916	26,908,467
Less: Current portion of discount on long-term borrowings	(2,054)	(16,537)
Less: Current portion of discount on debt securities	(8,468)	(7,100)
Current Borrowings and Debt Securities	45,886,970	44,441,952
Non-current Borrowings and Debt Securities
Long-term borrowings	3,317,261	3,153,867
Debt securities	80,769,677	85,149,391
Less: Discount on long-term borrowings	(42,487)	(35,071)
Less: Discount on debt securities	(162,129)	(176,739)
Non-current Borrowings and Debt Securities	83,882,322	88,091,448
Total	₩ 129,769,292	₩ 132,533,400	₩ 133,631,830